Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VI
Entity Central Index Key	0001552740
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000125197 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust BuyWrite Income ETF
Class Name	First Trust BuyWrite Income ETF
Trading Symbol	FTHI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust BuyWrite Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTHI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust BuyWrite Income ETF	$38	0.75%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 2,354,748,237
Holdings Count | Holding	175
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$2,354,748,237
Total number of portfolio holdings	175
Portfolio turnover rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Apple, Inc.	6.9%
NVIDIA Corp.	5.3%
BNY Dreyfus Government Cash Management Fund, Institutional Shares	4.1%
GE Vernova, Inc.	3.0%
Nebius Group N.V.	2.7%
ASML Holding N.V.	2.6%
JPMorgan Chase & Co.	2.5%
Amazon.com, Inc.	2.3%
Bank of America Corp.	2.2%
Costco Wholesale Corp.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	6.9%
NVIDIA Corp.	5.3%
BNY Dreyfus Government Cash Management Fund, Institutional Shares	4.1%
GE Vernova, Inc.	3.0%
Nebius Group N.V.	2.7%
ASML Holding N.V.	2.6%
JPMorgan Chase & Co.	2.5%
Amazon.com, Inc.	2.3%
Bank of America Corp.	2.2%
Costco Wholesale Corp.	2.2%

C000125204 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq BuyWrite Income ETF
Class Name	First Trust Nasdaq BuyWrite Income ETF
Trading Symbol	FTQI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Nasdaq BuyWrite Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTQI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTQI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq BuyWrite Income ETF	$40	0.75%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[2]
Net Assets	$ 926,001,806
Holdings Count | Holding	182
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$926,001,806
Total number of portfolio holdings	182
Portfolio turnover rate	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Apple, Inc.	7.6%
BNY Dreyfus Government Cash Management Fund, Institutional Shares	5.8%
Advanced Micro Devices, Inc.	5.2%
NVIDIA Corp.	5.2%
Amazon.com, Inc.	3.7%
Tesla, Inc.	3.3%
Cisco Systems, Inc.	3.2%
Costco Wholesale Corp.	3.1%
Walmart, Inc.	2.9%
Meta Platforms, Inc., Class A	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	7.6%
BNY Dreyfus Government Cash Management Fund, Institutional Shares	5.8%
Advanced Micro Devices, Inc.	5.2%
NVIDIA Corp.	5.2%
Amazon.com, Inc.	3.7%
Tesla, Inc.	3.3%
Cisco Systems, Inc.	3.2%
Costco Wholesale Corp.	3.1%
Walmart, Inc.	2.9%
Meta Platforms, Inc., Class A	2.7%

C000200399 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright DALI Equity ETF
Class Name	First Trust Dorsey Wright DALI Equity ETF
Trading Symbol	DALI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dorsey Wright DALI Equity ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DALI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DALI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright DALI Equity ETF	$15(1)	0.30%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 15	[3]
Expense Ratio, Percent	0.30%	[3],[4]
Net Assets	$ 104,243,637
Holdings Count | Holding	8
Investment Company Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$104,243,637
Total number of portfolio holdings	8
Portfolio turnover rate	147%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Holdings
First Trust Developed Markets ex-US AlphaDEX® Fund	17.8%
First Trust Emerging Markets AlphaDEX® Fund	17.0%
First Trust International Equity Opportunities ETF	13.9%
First Trust Germany AlphaDEX® Fund	13.0%
First Trust Europe AlphaDEX® Fund	12.9%
First Trust Eurozone AlphaDEX® ETF	12.9%
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	12.5%
BNY Dreyfus Government Cash Management Fund, Institutional Shares	0.0%
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Holdings
First Trust Developed Markets ex-US AlphaDEX® Fund	17.8%
First Trust Emerging Markets AlphaDEX® Fund	17.0%
First Trust International Equity Opportunities ETF	13.9%
First Trust Germany AlphaDEX® Fund	13.0%
First Trust Europe AlphaDEX® Fund	12.9%
First Trust Eurozone AlphaDEX® ETF	12.9%
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	12.5%
BNY Dreyfus Government Cash Management Fund, Institutional Shares	0.0%

C000257781 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Small Cap BuyWrite Income ETF
Class Name	First Trust Small Cap BuyWrite Income ETF
Trading Symbol	FTKI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Small Cap BuyWrite Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTKI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTKI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap BuyWrite Income ETF	$42(1)	0.85%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 42	[5]
Expense Ratio, Percent	0.85%	[5],[6]
Net Assets	$ 23,978,966
Holdings Count | Holding	149
Investment Company Portfolio Turnover	148.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$23,978,966
Total number of portfolio holdings	149
Portfolio turnover rate	148%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Argan, Inc.	4.2%
MasTec, Inc.	2.4%
Credo Technology Group Holding Ltd.	2.2%
Amkor Technology, Inc.	2.0%
Sezzle, Inc.	1.9%
Etsy, Inc.	1.9%
UiPath, Inc., Class A	1.9%
Monarch Casino & Resort, Inc.	1.8%
Maplebear, Inc.	1.8%
Abercrombie & Fitch Co., Class A	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Argan, Inc.	4.2%
MasTec, Inc.	2.4%
Credo Technology Group Holding Ltd.	2.2%
Amkor Technology, Inc.	2.0%
Sezzle, Inc.	1.9%
Etsy, Inc.	1.9%
UiPath, Inc., Class A	1.9%
Monarch Casino & Resort, Inc.	1.8%
Maplebear, Inc.	1.8%
Abercrombie & Fitch Co., Class A	1.7%

[1]	Annualized.
[2]	Annualized.
[3]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[4]	Annualized.
[5]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[6]	Annualized.